CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 4,104,917	$ 586,995	¥ 2,553,090
Short-term time deposits	6,390,158	913,780	5,488,631
Short-term investments	9,450,244	1,351,367	6,639,389
Accounts and notes receivable, net	33,137	4,739	40,713
Inventories	2,395	342	3,042
Amounts due from related parties	¥ 9,241	$ 1,321	¥ 7,258
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Prepayments and other current assets	¥ 365,205	$ 52,224	¥ 368,260
Total current assets	20,355,297	2,910,768	15,100,383
Non-current assets
Long-term time deposits	782,460	111,890
Long-term investments	1,898,178	271,436	1,914,530
Property, equipment and software, net	1,245,022	178,036	1,733,786
Right-of-use assets, net	161,452	23,087	302,856
Intangible assets, net	100,909	14,430	252,589
Goodwill	6,528	934	6,528
Deferred tax assets	18,168	2,598
Total non-current assets	4,212,717	602,411	4,210,289
Total assets	24,568,014	3,513,179	19,310,672
Current liabilities
Accounts payable	119,966	17,155	110,668
Deferred revenue	3,235,959	462,736	3,084,839
Other payables and accrued liabilities	921,319	131,747	815,767
Operating lease liabilities, current	94,016	13,444	180,782
Total current liabilities	4,371,260	625,082	4,192,056
Non-current liabilities
Operating lease liabilities, non-current	64,027	9,156	121,345
Deferred tax liabilities	51,689	7,391	34,451
Total non-current liabilities	115,716	16,547	155,796
Total liabilities	4,486,976	641,629	4,347,852
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value; 1,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares authorised; 761,663,103 Class A ordinary shares issued and 730,807,661 outstanding, 138,490,401 Class B ordinary shares issued and outstanding as of December 31, 2024; 836,223,103 Class A ordinary shares issued and 800,557,411 outstanding, 130,430,401 Class B ordinary shares issued and outstanding as of December 31, 2025)	618	88	571
Treasury shares (30,855,442 and 35,665,692 shares held as of December 31, 2024 and 2025, respectively)	(203,993)	(29,171)	(1,519,708)
Additional paid-in capital	18,115,108	2,590,426	16,234,535
Statutory reserves	52,114	7,452	15,051
Accumulated other comprehensive income	842,701	120,505	1,054,562
(Accumulated deficit)/Retained earnings	1,224,227	175,062	(917,640)
Total KANZHUN LIMITED shareholders' equity	20,030,775	2,864,362	14,867,371
Non-controlling interests	50,263	7,188	95,449
Total shareholders' equity	20,081,038	2,871,550	14,962,820
Total liabilities and shareholders' equity	¥ 24,568,014	$ 3,513,179	¥ 19,310,672